UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4625

                            Midas Special Fund, Inc.
               (Exact name of registrant as specified in charter)

   11 Hanover Square, 12th Floor
            New York, NY                                            10005
(Address of principal executive offices)                          (Zip Code)

                          Thomas B. Winmill, President
                            Midas Special Fund, Inc.
                         11 Hanover Square, 12th Floor
                               New York, NY 10005
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-480-6432


Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

ITEM 1. SCHEDULE OF INVESTMENTS



                            Midas Special Fund, Inc.
                       Schedule of Portfolio Investments
                               September 30, 2008
                                  (Unaudited)

      SHARES        COMMON STOCKS (119.74%)                                                                VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CRUDE PETROLUEM & NATURAL GAS (5.13%)
       10,000       Canadian Natural Resources Ltd. (a)                                                          $ 684,600

                    ELECTRONIC COMPUTERS (2.13%)
        2,500       Apple Inc. (c)                                                                                 284,150

                    FIRE, MARINE & CASUALTY INSURANCE (45.51%)
        1,050       Berkshire Hathaway, Inc. Class B (b) (c)                                                     4,614,750
       20,000       Leucadia National Corporation (b) (c)                                                          908,800
       14,000       Loews Corp.                                                                                    552,860
                                                                                                                   -------
                                                                                                                 6,076,410

                    HOLDING COMPANIES (3.70%)
       18,000       Brookfield Asset Management Inc.                                                               493,920

                    METAL ORES (3.53%)
       25,000       Franco-Nevada Corp.                                                                            471,454

                    MISCELLANEOUS FOOD STORES (2.56%)
       23,000       Starbucks Corp. (c)                                                                            342,010

                    NATIONAL COMMERCIAL BANKS (6.79%)
       19,400       JP&Morgan Chase & Co. (b)                                                                      905,980

                    OPERATIVE BUILDERS (3.59%)
       25,000       Hovnanian Enterprises, Inc. (a) (c)                                                            199,750
       20,000       Pulte Homes, Inc. (a)                                                                          279,400
                                                                                                                   -------
                                                                                                                   479,150

                    PETROLEUM REFINING (5.93%)
       10,800       ConocoPhillips (b)                                                                             791,100

                    PHARMACEUTICAL PREPARATIONS (5.71%)
       11,000       Johnson & Johnson (b)                                                                          762,080

                    RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS (3.37%)
       19,000       Lowe's Companies, Inc. (a)                                                                     450,110

                    SECURITY BROKERS, DEALERS & FLOTATION COMPANIES (3.74%)
        3,900       The Goldman Sachs Group, Inc.                                                                  499,200

                    SERVICES - BUSINESS SERVICES (13.28%)
       10,000       MasterCard, Inc. (b)                                                                         1,773,300

                    SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. (6.00%)
        2,000       Google, Inc. - Class A (b) (c)                                                                 801,040

                    SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES, COSTMETICS (3.91%)
        7,500       Procter & Gamble Company (a)                                                                   522,675

                    VARIETY STORES (4.86%)
       10,000       Costco Wholesale Corp.                                                                         649,300
                                                                                                                   -------

                    Total common stocks (cost: $12,563,504) (119.74%)                                           15,986,479

                    INVESTMENT OF SECURITY LENDING COLLATERAL (14.46%)
    1,930,394       State Street Navigator Securities Lending Prime Portfolio (cost:$1,930,395)                  1,930,395
                                                                                                                 ---------

                    Total investments (cost:$14,493,899) (134.20%)                                              17,916,874

                    Liabilities in excess of other assets (-34.20%)                                             (4,566,227)
                                                                                                                ----------

                    Net assets (100.00%)                                                                      $ 13,350,647
                                                                                                              ============


     (a) All or a portion of this security was on loan. The value of the securities on loan, as of September 30, 2008, was $1,966,415.

     (b)  Fully or partially pledged as collateral on bank credit facility.

     (c)  Non-income producing.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

Securities traded on a U.S. national securities exchange ("USNSE") are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., ET, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities that are not traded on a particular day and securities traded in foreign and over-the-counter markets that are not also traded on a USNSE or Nasdaq, are valued at the mean between the last bid and asked prices. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

     Level 1 - quoted prices in active markets for identical investments.

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities carried at fair value:


                                                                INVESTMENT
                                                                   IN
VALUATION INPUTS                                                SECURITIES
-----------------------------------------------------------------------------

Level 1                                                        $17,916,874
Level 2                                                                  -
Level 3                                                                  -
                                                               -----------


Total                                                          $17,916,874
                                                               ===========


COST FOR FEDERAL INCOME TAX PURPOSES

The cost of investments for federal income tax purposes is $14,493,899 and net unrealized appreciation is $3,422,974 comprised of aggregate gross unrealized appreciation and depreciation of $4,058,568 and $635,594, respectively.

AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Transactions with affiliates for the nine months ended September 30, 2008 were as follows:

AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Midas Management Corporation and Investor Service Center, Inc. act as the investment manager and distributor, respectively, of Midas Dollar Reserves, Inc. and are affiliates of the Fund's Investment Manager, CEF Advisers, Inc. Transactions with affiliates for the nine months ended September 30, 2008 were as follows:

                                           NUMBER OF SHARES HELD
                            ---------------------------------------------------
                                                                                    VALUE
                            DECEMBER       GROSS          GROSS     SEPTEMBER 30, SEPTEMBER 30,  DIVIDEND    REALIZED GAINS/
NAME OF ISSUER              31, 2007     ADDITIONS      REDUCTIONS     2008          2008         INCOME         (LOSSES)
----------------------------------------------------------------------------------------------------------------------------
Midas Dollar Reserves, Inc.        -       61,395         61,395       -             -             $6               $-


ITEM 2. CONTROLS AND PROCEDURES


     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



MIDAS SPECIAL FUND, INC.


By: /s/ Thomas B. Winmill
    ---------------------
Thomas B. Winmill, President


Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Thomas B. Winmill
    ---------------------
Thomas B. Winmill, President

Date: October 24, 2008


By: /s/ Thomas O'Malley
    -------------------
Thomas O'Malley, Chief Financial Officer

Date: October 24, 2008

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)